Short-term investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Short-term investments
Note 4: Short-term investments

	December 31, 2020	December 31, 2019
Unrestricted
Maturing within three months	469,580	594,749
Maturing between three to six months	326,836	591,212
Maturing between six to twelve months	1,717	2,584
Total unrestricted short-term investments	798,133	1,188,545

Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Non-interest earning demand deposits	260	2,270
Interest earning demand and term deposits	24,646	27,565
Total restricted short-term investments	24,906	29,835

Total short-term investments	823,039	1,218,380